UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/19

Date of reporting period: 08/31/18

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2018 are filed herewith.

GMO Series Trust

Semiannual Report

August 31, 2018

Benchmark-Free Allocation Series Fund

Emerging Markets Series Fund

Global Asset Allocation Series Fund

Global Equity Allocation Series Fund

International Developed Equity Allocation Series Fund

International Equity Allocation Series Fund

Quality Series Fund

Resources Series Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Series Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Series Trust prospectus can be obtained at www.dc.gmo.com. The GMO Series Trust Statement of Additional Information includes additional information about the Trustees of GMO Series Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	51.8%
Debt Obligations	38.5
Short-Term Investments	6.1
Preferred Stocks	0.8
Mutual Funds	0.3
Investment Funds	0.3
Swap Contracts	0.1
Forward Currency Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Loan Assignments	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Futures Contracts	(0.6)
Securities Sold Short	(2.6)
Other	5.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.6%
Other Emerging	1.9	†
Canada	1.5
Other Developed	0.2	‡
Euro Region	0.0	^#
Japan	(1.2)
United Kingdom	(3.4)

	10.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	8.7%
China	6.1
Other Developed	5.5	‡
Taiwan	4.3
Japan	3.9
Other Emerging	3.3	†
United Kingdom	3.2
South Korea	2.3
Germany	2.3
Russia	2.2
South Africa	2.0
Brazil	1.3
India	1.3
Canada	1.3
Thailand	1.2
Switzerland	1.1
France	1.1

	51.1%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.9%

	Affiliated Issuers — 98.9%
16,094,169	GMO Benchmark-Free Allocation Fund, Class III	435,025,390

	TOTAL MUTUAL FUNDS (Cost $427,651,809)	435,025,390

	TOTAL INVESTMENTS — 98.9% (Cost $427,651,809)	435,025,390
	Other Assets and Liabilities (net) — 1.1%	4,873,688

	TOTAL NET ASSETS — 100.0%	$439,899,078

See accompanying notes to the financial statements.

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.6%
Preferred Stocks	2.4
Mutual Funds	2.3
Investment Funds	2.1
Short-Term Investments	0.1
Swap Contracts	0.0 ^
Futures Contracts	(0.6)
Other	2.1

100.0%

Country/Region Summary¤	% of Investments
Taiwan	19.5%
China	18.3
Russia	13.5
United States	10.8 ¥
South Korea	6.7
Thailand	5.4
South Africa	4.4
Turkey	4.1
India	3.5
Mexico	2.8
Indonesia	2.5
Poland	2.2
Brazil	2.1
Qatar	1.2
Philippines	1.0
United Arab Emirates	0.7
United Kingdom	0.6
Colombia	0.2
Czech Republic	0.1
Pakistan	0.1
Malaysia	0.1
Chile	0.1
Peru	0.1
Sri Lanka	0.0 ^
Egypt	0.0 ^

100.0%

Industry Group Summary¤	% of Equity Investments#
Banks	17.1%
Energy	14.2
Materials	7.8
Technology Hardware & Equipment	7.5
Real Estate	6.1
Semiconductors & Semiconductor Equipment	6.1
Telecommunication Services	5.6
Diversified Financials	5.0
Software & Services	3.9
Insurance	3.9
Capital Goods	3.8
Food, Beverage & Tobacco	3.3
Utilities	2.7
Consumer Durables & Apparel	2.2
Food & Staples Retailing	1.9
Transportation	1.9
Retailing	1.7
Consumer Services	1.4
Automobiles & Components	1.2
Household & Personal Products	0.9
Health Care Equipment & Services	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Media	0.3
Commercial & Professional Services	0.1

100.0%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table excludes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

¥	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

^	Rounds to 0.0%.

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
457,168	GMO Emerging Markets Fund, Class III	14,812,234

	TOTAL MUTUAL FUNDS (Cost $15,714,479)	14,812,234

	TOTAL INVESTMENTS — 99.1% (Cost $15,714,479)	14,812,234
	Other Assets and Liabilities (net) — 0.9%	140,216

	TOTAL NET ASSETS — 100.0%	$14,952,450

See accompanying notes to the financial statements.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	56.5%
Debt Obligations	29.9
Short-Term Investments	14.5
Mutual Funds	2.3
Preferred Stocks	0.6
Investment Funds	0.4
Swap Contracts	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Futures Contracts	(0.3)
Other	(4.0)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	19.4%
Other Emerging	2.1	†
Euro Region	0.0	^#
Other Developed	(0.5	)‡

	21.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	14.5%
Japan	6.0
Other Emerging	5.4	†
Taiwan	4.2
United Kingdom	4.1
China	4.0
Other Developed	3.2	‡
Germany	2.8
Russia	2.7
France	1.7
Switzerland	1.6
South Korea	1.5
Sweden	1.3
Thailand	1.2
Australia	1.1
Italy	1.0

	56.3%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any, except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%
5,699,709	GMO Global Asset Allocation Fund, Class III	185,810,524

	TOTAL MUTUAL FUNDS (Cost $189,391,997)	185,810,524

	TOTAL INVESTMENTS — 99.3% (Cost $189,391,997)	185,810,524
	Other Assets and Liabilities (net) — 0.7%	1,289,180

	TOTAL NET ASSETS — 100.0%	$187,099,704

See accompanying notes to the financial statements.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.9%
Short-Term Investments	1.5
Preferred Stocks	0.9
Investment Funds	0.5
Swap Contracts	0.0 ^
Futures Contracts	(0.1)
Other	1.3

100.0%

Country/Region Summary¤	% of Investments
United States	32.1%
Japan	10.7
United Kingdom	7.4
Taiwan	6.0
China	5.7
Germany	5.1
Other Emerging	4.5	†
Russia	3.7
France	3.1
Switzerland	3.0
Sweden	2.2
Korea	2.2
Australia	1.9
Italy	1.8
Other Developed	1.7	‡
Thailand	1.5
Norway	1.4
South Africa	1.3
Hong Kong	1.3
India	1.2
Turkey	1.1
Netherlands	1.1

	100.0%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%
216,562	GMO Global Equity Allocation Fund, Class III	5,639,273

	TOTAL MUTUAL FUNDS (Cost $4,914,402)	5,639,273

	TOTAL INVESTMENTS — 99.0% (Cost $4,914,402)	5,639,273
	Other Assets and Liabilities (net) — 1.0%	58,585

	TOTAL NET ASSETS — 100.0%	$5,697,858

See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	1.0
Preferred Stocks	0.8
Investment Funds	0.2
Swap Contracts	0.0 ^
Futures Contracts	(0.1)
Other	1.4

100.0%

Country/Region Summary¤	% of Investments
Japan	25.1%
United Kingdom	14.1
Germany	11.1
France	7.1
Sweden	5.2
Other Emerging	5.1	†
Switzerland	4.7
Australia	4.5
Italy	4.2
Norway	3.4
Hong Kong	3.1
Netherlands	2.5
Other Developed	2.4	‡
China	2.3
Taiwan	2.2
Denmark	1.5
Russia	1.5

	100.0%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%
744,236	GMO International Developed Equity Allocation Fund, Class III	11,974,761

	TOTAL MUTUAL FUNDS (Cost $11,392,783)	11,974,761

	TOTAL INVESTMENTS — 99.0% (Cost $11,392,783)	11,974,761
	Other Assets and Liabilities (net) — 1.0%	120,578

	TOTAL NET ASSETS — 100.0%	$12,095,339

See accompanying notes to the financial statements.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.9%
Short-Term Investments	1.4
Preferred Stocks	1.2
Investment Funds	0.7
Swap Contracts	0.0 ^
Futures Contracts	(0.2)
Other	2.0

100.0%

Country/Region Summary¤	% of Investments
Japan	18.0%
United Kingdom	10.3
Germany	8.0
China	7.7
Taiwan	7.5
France	5.1
Russia	4.9
Other Emerging	4.9	†
Sweden	3.8
Switzerland	3.4
Australia	3.2
Italy	3.0
Korea	2.9
Norway	2.4
Hong Kong	2.2
Thailand	2.1
South Africa	1.8
Netherlands	1.8
Other Developed	1.7	‡
India	1.6
Turkey	1.5
Mexico	1.1
Denmark	1.1

	100.0%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.6%

	Affiliated Issuers — 98.6%
9,023,619	GMO International Equity Allocation Fund, Class III	269,355,026

	TOTAL MUTUAL FUNDS (Cost $269,832,996)	269,355,026

	TOTAL INVESTMENTS — 98.6% (Cost $269,832,996)	269,355,026
	Other Assets and Liabilities (net) — 1.4%	3,876,338

	TOTAL NET ASSETS — 100.0%	$273,231,364

See accompanying notes to the financial statements.

GMO Quality Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.6%
Short-Term Investments	1.4
Mutual Funds	0.7
Other	0.3

100.0%

Country Summary¤	% of Investments
United States	83.4%
United Kingdom	6.9
Switzerland	5.7
Taiwan	2.2
Germany	1.8

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	29.5%
Health Care Equipment & Services	13.2
Technology Hardware & Equipment	9.9
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Semiconductors & Semiconductor Equipment	6.8
Food, Beverage & Tobacco	6.5
Banks	5.4
Capital Goods	5.0
Household & Personal Products	4.7
Food & Staples Retailing	3.2
Retailing	3.0
Diversified Financials	2.6
Consumer Services	0.4
Consumer Durables & Apparel	0.1

100.0%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

GMO Quality Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
1,209,989	GMO Quality Fund, Class III	32,064,698

	TOTAL MUTUAL FUNDS (Cost $30,807,222)	32,064,698

	TOTAL INVESTMENTS — 99.5% (Cost $30,807,222)	32,064,698
	Other Assets and Liabilities (net) — 0.5%	161,182

	TOTAL NET ASSETS — 100.0%	$32,225,880

See accompanying notes to the financial statements.

GMO Resources Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

August 31, 2018 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.0%
Preferred Stocks	8.4
Mutual Funds	2.4
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Other	2.0

100.0%

Country Summary¤	% of Investments
United States	16.3%
Russia	14.2
United Kingdom	13.8
Norway	8.1
Japan	5.4
Australia	4.7
France	4.6
Other Emerging	4.5 †
Brazil	4.4
Other Developed	3.3 ‡
Chile	3.2
Israel	2.5
China	2.3
Sweden	2.3
Thailand	2.2
Denmark	2.0
Poland	1.9
Spain	1.8
South Africa	1.5
Argentina	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Energy	39.0%
Industrial Metals	38.6
Agriculture	18.7
Water	3.7

100.0%

&

The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “underlying funds”), if any. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, in the case of forward currency contracts, rather than notional amounts.

¤

The table above incorporates aggregate indirect country exposure associated with investments held directly by the Institutional Fund and indirectly through the underlying funds, if any. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments refers to those held directly by the Institutional Fund. These may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments of the Institutional Fund.

^	Rounds to 0.0%.

GMO Resources Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2018 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.1%

	Affiliated Issuers — 98.1%
3,135,626	GMO Resources Fund, Class III	63,339,640

	TOTAL MUTUAL FUNDS (Cost $65,212,872)	63,339,640

	TOTAL INVESTMENTS — 98.1% (Cost $65,212,872)	63,339,640
	Other Assets and Liabilities (net) — 1.9%	1,210,754

	TOTAL NET ASSETS — 100.0%	$64,550,394

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — August 31, 2018 (Unaudited)

	Benchmark- Free Allocation Series Fund	Emerging Markets Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$435,025,390	$14,812,234	$185,810,524	$5,639,273
Cash	6,934,317	272,223	1,285,287	56,287
Receivable for Fund shares sold	627,974	—	225	1,018
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,663	405	17,474	1,686

Total assets	442,597,344	15,084,862	187,113,510	5,698,264

Liabilities:
Payable for investments purchased	2,520,062	123,266	—	—
Payable for Fund shares repurchased	148,697	8,498	3,604	—
Payable to affiliate for (Note 5):
Administration fee	28,624	632	9,678	243
Accrued expenses	883	16	524	163

Total liabilities	2,698,266	132,412	13,806	406

Net assets	$439,899,078	$14,952,450	$187,099,704	$5,697,858

Net assets consist of:
Paid-in capital	$440,096,855	$15,858,361	$213,533,082	$6,922,653
Accumulated undistributed (distributions in excess of) net investment income	64,064	2,869	28,431	1,004
Accumulated net realized gain (loss)	(7,635,422)	(6,535)	(22,880,336)	(1,950,670)
Net unrealized appreciation (depreciation)	7,373,581	(902,245)	(3,581,473)	724,871

	$439,899,078	$14,952,450	$187,099,704	$5,697,858

Net assets attributable to:
Class PS	$89,192,903	$—	$13,726,691	$—

Class R6	$350,706,175	$14,952,450	$173,373,013	$5,697,858

Shares outstanding:
Class PS	8,550,856	—	1,436,464	—

Class R6	33,600,151	1,548,491	18,134,283	516,137

Net asset value per share:
Class PS	$10.43	$—	$9.56	$—

Class R6	$10.44	$9.66	$9.56	$11.04

(a) Cost of investments — affiliated issuers:	$427,651,809	$15,714,479	$189,391,997	$4,914,402

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Assets and Liabilities — August 31, 2018 (Unaudited) — (Continued)

	International Developed Equity Allocation Series Fund	International Equity Allocation Series Fund	Quality Series Fund	Resources Series Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$11,974,761	$269,355,026	$32,064,698	$63,339,640
Cash	122,881	3,462,945	2,456,040	332,251
Receivable for Fund shares sold	—	425,603	—	882,900
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	500	500	2,366	6,306

Total assets	12,098,142	273,244,074	34,523,104	64,561,097

Liabilities:
Payable for investments purchased	—	—	2,294,597	—
Payable for Fund shares repurchased	583	—	—	—
Payable to affiliate for (Note 5):
Administration fee	522	11,537	2,331	10,406
Accrued expenses	1,698	1,173	296	297

Total liabilities	2,803	12,710	2,297,224	10,703

Net assets	$12,095,339	$273,231,364	$32,225,880	$64,550,394

Net assets consist of:
Paid-in capital	$11,510,029	$279,046,993	$30,335,638	$66,421,806
Accumulated undistributed (distributions in excess of) net investment income	2,140	50,074	(7,555)	1,820
Accumulated net realized gain (loss)	1,192	(5,387,733)	640,321	—
Net unrealized appreciation (depreciation)	581,978	(477,970)	1,257,476	(1,873,232)

	$12,095,339	$273,231,364	$32,225,880	$64,550,394

Net assets attributable to:
Class PS	$—	$—	$11,600,888	$64,550,394

Class R6	$12,095,339	$273,231,364	$20,624,992	$—

Shares outstanding:
Class PS	—	—	1,054,362	6,910,987

Class R6	1,165,829	28,041,965	1,875,587	—

Net asset value per share:
Class PS	$—	$—	$11.00	$9.34

Class R6	$10.37	$9.74	$11.00	$—

(a) Cost of investments — affiliated issuers:	$11,392,783	$269,832,996	$30,807,222	$65,212,872

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited)

	Benchmark- Free Allocation Series Fund	Emerging Markets Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$434,909	$24,224	$565,449	$14,180
Interest	7,726	248	2,538	62

Total investment income	442,635	24,472	567,987	14,242

Expenses:
Administration fee (Note 5)	125,070	3,982	49,591	1,506
Registration fees	16,293	405	17,778	20,882

Total expenses	141,363	4,387	67,369	22,388
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(33,303)	(405)	(20,370)	(20,882)

Net expenses	108,060	3,982	46,999	1,506

Net investment income (loss)	334,575	20,490	520,988	12,736

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(20,186)	(3,822)	(199,377)	32,836

Net realized gain (loss)	(20,186)	(3,822)	(199,377)	32,836

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(9,524,254)	(1,889,062)	(3,414,395)	(221,117)

Net change in unrealized appreciation (depreciation)	(9,524,254)	(1,889,062)	(3,414,395)	(221,117)

Net realized and unrealized gain (loss)	(9,544,440)	(1,892,884)	(3,613,772)	(188,281)

Net increase (decrease) in net assets resulting from operations	$(9,209,865)	$(1,872,394)	$(3,092,784)	$(175,545)

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Operations — Six Months Ended August 31, 2018 (Unaudited) — (Continued)

	International Developed Equity Allocation Series Fund	International Equity Allocation Series Fund	Quality Series Fund	Resources Series Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$59,070	$1,758,002	$48,435	$620,426
Interest	154	3,384	1,873	561

Total investment income	59,224	1,761,386	50,308	620,987

Expenses:
Administration fee (Note 5)	3,154	71,563	5,905	27,004
Registration fees	500	500	15,947	3,018

Total expenses	3,654	72,063	21,852	30,022
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(500)	(500)	(17,609)	(14,435)

Net expenses	3,154	71,563	4,243	15,587

Net investment income (loss)	56,070	1,689,823	46,065	605,400

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	24,789	1,722,460	(222)	—
Realized gain distributions from affiliated issuers (Note 10)	—	—	640,543	—

Net realized gain (loss)	24,789	1,722,460	640,321	—

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(934,001)	(26,858,861)	1,245,373	(1,986,433)

Net change in unrealized appreciation (depreciation)	(934,001)	(26,858,861)	1,245,373	(1,986,433)

Net realized and unrealized gain (loss)	(909,212)	(25,136,401)	1,885,694	(1,986,433)

Net increase (decrease) in net assets resulting from operations	$(853,142)	$(23,446,578)	$1,931,759	$(1,381,033)

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets

	Benchmark-Free Allocation Series Fund		Emerging Markets Series Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$334,575	$7,286,672	$20,490	$549,125
Net realized gain (loss)	(20,186)	(155,882)	(3,822)	1,649,544
Change in net unrealized appreciation (depreciation)	(9,524,254)	22,852,908	(1,889,062)	1,276,042

Net increase (decrease) in net assets from operations	(9,209,865)	29,983,698	(1,872,394)	3,474,711

Distributions to shareholders from:
Net investment income
Class PS	(41,373)	—	—	—
Class R6	(229,439)	(7,295,401)	(25,079)	(1,150,219)

Total distributions from net investment income	(270,812)	(7,295,401)	(25,079)	(1,150,219)

Net realized gains
Class R6	—	—	(13,540)	(383,610)

Net share transactions (Note 9):
Class PS	85,318,870	4,633,364 *	—	—
Class R6	21,118,160	18,001,252	(57,716)	2,225,338

Increase (decrease) in net assets resulting from net share transactions	106,437,030	22,634,616	(57,716)	2,225,338

Total increase (decrease) in net assets	96,956,353	45,322,913	(1,968,729)	4,166,220

Net assets:
Beginning of period	342,942,725	297,619,812	16,921,179	12,754,959

End of period	$439,899,078	$342,942,725	$14,952,450	$16,921,179

Accumulated undistributed (distributions in excess of) net investment income	$64,064	$301	$2,869	$7,458

*	Period from January 30, 2018 (commencement of operations) through February 28, 2018.

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Global Asset Allocation Series Fund		Global Equity Allocation Series Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$520,988	$4,634,185	$12,736	$168,451
Net realized gain (loss)	(199,377)	(2,305,366)	32,836	(1,029,700)
Change in net unrealized appreciation (depreciation)	(3,414,395)	18,005,862	(221,117)	2,460,497

Net increase (decrease) in net assets from operations	(3,092,784)	20,334,681	(175,545)	1,599,248

Distributions to shareholders from:
Net investment income
Class PS	(38,832)	—	—	—
Class R6	(455,670)	(4,672,847)	(12,912)	(174,825)

Total distributions from net investment income	(494,502)	(4,672,847)	(12,912)	(174,825)

Net share transactions (Note 9):
Class PS	13,632,080 *	—	—	—
Class R6	(2,851,474)	(16,095,267)	(222,067)	(10,228,497)

Increase (decrease) in net assets resulting from net share transactions	10,780,606	(16,095,267)	(222,067)	(10,228,497)

Total increase (decrease) in net assets	7,193,320	(433,433)	(410,524)	(8,804,074)

Net assets:
Beginning of period	179,906,384	180,339,817	6,108,382	14,912,456

End of period	$187,099,704	$179,906,384	$5,697,858	$6,108,382

Accumulated undistributed (distributions in excess of) net investment income	$28,431	$1,945	$1,004	$1,180

*	Period from May 22, 2018 (commencement of operations) through August 31, 2018.

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	International Developed Equity Allocation Series Fund		International Equity Allocation Series Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$56,070	$384,155	$1,689,823	$7,556,881
Net realized gain (loss)	24,789	61,890	1,722,460	568,701
Change in net unrealized appreciation (depreciation)	(934,001)	1,814,017	(26,858,861)	39,802,410

Net increase (decrease) in net assets from operations	(853,142)	2,260,062	(23,446,578)	47,927,992

Distributions to shareholders from:
Net investment income
Class R6	(54,938)	(387,086)	(1,677,192)	(7,561,268)

Net realized gains
Class R6	(62,372)	—	—	—

Net share transactions (Note 9):
Class R6	216,493	516,121	(21,633,673)	54,751,888

Increase (decrease) in net assets resulting from net share transactions	216,493	516,121	(21,633,673)	54,751,888

Total increase (decrease) in net assets	(753,959)	2,389,097	(46,757,443)	95,118,612

Net assets:
Beginning of period	12,849,298	10,460,201	319,988,807	224,870,195

End of period	$12,095,339	$12,849,298	$273,231,364	$319,988,807

Accumulated undistributed (distributions in excess of) net investment income	$2,140	$1,008	$50,074	$37,443

See accompanying notes to the financial statements.

GMO Series Trust

Statements of Changes in Net Assets — (Continued)

	Quality Series Fund		Resources Series Fund
	Six Months Ended August 31, 2018 (Unaudited)	Period from January 4, 2018 (commencement of operations) through February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Period from February 1, 2018 (commencement of operations) through February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$46,065	$(440)	$605,400	$(1,166)
Net realized gain (loss)	640,321	—	—	—
Change in net unrealized appreciation (depreciation)	1,245,373	12,103	(1,986,433)	113,201

Net increase (decrease) in net assets from operations	1,931,759	11,663	(1,381,033)	112,035

Distributions to shareholders from:
Net investment income
Class PS	(17,636)	—	(603,580)	—
Class R6	(35,984)*	—	—	—

Total distributions from net investment income	(53,620)	—	(603,580)	—

Net share transactions (Note 9):
Class PS	9,282,600	1,723,500	56,033,817	10,389,155
Class R6	19,329,978 *	—	—	—

Increase (decrease) in net assets resulting from net share transactions	28,612,578	1,723,500	56,033,817	10,389,155

Total increase (decrease) in net assets	30,490,717	1,735,163	54,049,204	10,501,190

Net assets:
Beginning of period	1,735,163	—	10,501,190	—

End of period	$32,225,880	$1,735,163	$64,550,394	$10,501,190

Accumulated undistributed (distributions in excess of) net investment income	$(7,555)	$—	$1,820	$—

*	Period from May 23, 2018 (commencement of operations) through August 31, 2018.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION SERIES FUND

	Class PS Shares				Class R6 Shares
	Six Months Ended August 31, 2018 (Unaudited)		Period from January 30, 2018 (commencement of operations) through February 28, 2018		Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,				Period from May 1, 2014 through February 28, 2015(a)		Year Ended April 30,
							2018		2017	2016			2014
Net asset value, beginning of period	$10.71		$10.93		$10.71		$9.96		$9.08	$10.61	$10.84		$10.35

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.01		(0.00	)(c)	0.01		0.24		0.14	0.12	0.23		0.15
Net realized and unrealized gain (loss)	(0.28)		(0.22)		(0.27)		0.76		0.89	(1.31)	0.03		0.58

Total from investment operations	(0.27)		(0.22)		(0.26)		1.00		1.03	(1.19)	0.26		0.73

Less distributions to shareholders:
From net investment income	(0.01)		—		(0.01)		(0.25)		(0.15)	(0.14)	(0.32)		(0.23)
From net realized gains	—		—		—		—		—	(0.20)	(0.17)		(0.01)

Total distributions	(0.01)		—		(0.01)		(0.25)		(0.15)	(0.34)	(0.49)		(0.24)

Net asset value, end of period	$10.43		$10.71		$10.44		$10.71		$9.96	$9.08	$10.61		$10.84

Total Return(d)	(2.55	)%**	(2.01	)%**	(2.46	)%**	10.04%		11.41%	(11.48)%	2.47	%**	7.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,193		$4,612		$350,706		$338,331		$297,620	$267,923	$281,110		$164,442
Net expenses to average daily net assets(e)	0.11	%*	0.20	%*	0.05	%*	0.05%		0.05%	0.05%	0.05	%*	0.05%
Net investment income (loss) to average daily net assets(b)	0.21	%*	(0.19	)%*	0.17	%*	2.32%		1.46%	1.26%	2.53	%*	1.41%
Portfolio turnover rate	1	%**	3	%**	1	%**	3%		34%	27%	6	%**	8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.00	%(f)*	0.01	%*	0.00	%(f)	0.01%	0.01%	0.02	%*	0.00	%(f)

(a)	On September 18, 2014, the Trustees approved a change in the fiscal year end of the Fund from April 30 to February 28/29 which resulted in a ten month period.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	Rounds to less than $0.01.
(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(f)	Fees and expenses reimbursed and/or waived by GMO to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS SERIES FUND

	Class R6 Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,			Period from May 2, 2014 (commencement of operations) through February 28, 2015
			2018	2017	2016
Net asset value, beginning of period	$10.89		$9.55	$7.13	$9.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.38	0.11	0.20	0.35
Net realized and unrealized gain (loss)	(1.21)		2.05	2.42	(2.36)	(0.47)

Total from investment operations	(1.20)		2.43	2.53	(2.16)	(0.12)

Less distributions to shareholders:
From net investment income	(0.02)		(0.82)	(0.11)	(0.21)	(0.35)
From net realized gains	(0.01)		(0.27)	—	—	(0.02)
Return of capital	—		—	—	(0.01)	—

Total distributions	(0.03)		(1.09)	(0.11)	(0.22)	(0.37)

Net asset value, end of period	$9.66		$10.89	$9.55	$7.13	$9.51

Total Return(b)	(11.07	)%**	26.11%	35.61%	(22.92)%	(1.01	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,952		$16,921	$12,755	$9,174	$13,795
Net expenses to average daily net assets(c)	0.05	%*	0.05%	0.05%	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(a)	0.26	%*	3.54%	1.30%	2.36%	4.17	%*
Portfolio turnover rate	4	%**	121%	11%	9%	17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.06%	0.03%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION SERIES FUND

	Class PS Shares		Class R6 Shares
	Period from May 22, 2018 (commencement of operations) through August 31, 2018 (Unaudited)		Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,			Period from May 1, 2014 through February 28, 2015(a)		Year Ended April 30, 2014
					2018	2017	2016
Net asset value, beginning of period	$9.70		$9.76		$8.95	$8.13	$10.90	$11.52		$10.84

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.04		0.03		0.24	0.16	0.28	0.41		0.27
Net realized and unrealized gain (loss)	(0.15)		(0.20)		0.81	0.88	(1.40)	(0.17)		0.69

Total from investment operations	(0.11)		(0.17)		1.05	1.04	(1.12)	0.24		0.96

Less distributions to shareholders:
From net investment income	(0.03)		(0.03)		(0.24)	(0.22)	(0.37)	(0.42)		(0.26)
From net realized gains	—		—		—	—	(1.28)	(0.44)		(0.02)

Total distributions	(0.03)		(0.03)		(0.24)	(0.22)	(1.65)	(0.86)		(0.28)

Net asset value, end of period	$9.56		$9.56		$9.76	$8.95	$8.13	$10.90		$11.52

Total Return(c)	(1.16	)%**	(1.79	)%**	11.74%	12.87%	(10.95)%	2.31	%**	9.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,727		$173,373		$179,906	$180,340	$289,718	$815,974		$802,733
Net expenses to average daily net assets(d)	0.10	%*	0.05	%*	0.05%	0.05%	0.05%	0.05	%*	0.05%
Net investment income (loss) to average daily net assets(b)	1.50	%*	0.54	%*	2.50%	1.86%	2.76%	4.33	%*	2.46%
Portfolio turnover rate	2	%**	2	%**	13%	2%	7%	6	%**	2%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%*	0.02	%*	0.01%	0.01%	0.01%	0.00	%(e)*	0.00	%(e)

(a)	On September 18, 2014, the Trustees approved a change in the fiscal year end of the Fund from April 30 to February 28/29 which resulted in a ten month period.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(e)	Fees and expenses reimbursed and/or waived by GMO to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,			Period from May 1, 2014 through February 28, 2015(a)		Year Ended April 30, 2014
			2018	2017	2016
Net asset value, beginning of period	$11.38		$9.73	$8.39	$11.05	$12.02		$11.14

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.02		0.21	0.29	0.25	0.53		0.45
Net realized and unrealized gain (loss)	(0.34)		1.76	1.49	(1.93)	(0.52)		1.14

Total from investment operations	(0.32)		1.97	1.78	(1.68)	0.01		1.59

Less distributions to shareholders:
From net investment income	(0.02)		(0.32)	(0.29)	(0.27)	(0.38)		(0.49)
From net realized gains	—		—	(0.15)	(0.71)	(0.60)		(0.22)

Total distributions	(0.02)		(0.32)	(0.44)	(0.98)	(0.98)		(0.71)

Net asset value, end of period	$11.04		$11.38	$9.73	$8.39	$11.05		$12.02

Total Return(c)	(2.77	)%**	20.39%	21.58%	(16.02)%	0.28	%**	14.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,698		$6,108	$14,912	$12,974	$16,792		$6,335
Net expenses to average daily net assets(d)	0.05	%*	0.05%	0.05%	0.05%	0.05	%*	0.05%
Net investment income (loss) to average daily net assets(b)	0.42	%*	2.01%	3.11%	2.51%	5.55	%*	3.94%
Portfolio turnover rate	3	%**	14%	14%	18%	23	%**	28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.69	%*	0.01%	0.03%	0.02%	0.02	%*	0.03%

(a)	On September 18, 2014, the Trustees approved a change in the fiscal year end of the Fund from April 30 to February 28/29 which resulted in a ten month period.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,			Period from January 12, 2015 (commencement of operations) through February 28, 2015
			2018	2017	2016
Net asset value, beginning of period	$11.21		$9.55	$8.48	$11.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.34	0.37	0.31	0.00	(b)
Net realized and unrealized gain (loss)	(0.79)		1.67	1.06	(2.47)	1.00

Total from investment operations	(0.74)		2.01	1.43	(2.16)	1.00

Less distributions to shareholders:
From net investment income	(0.05)		(0.35)	(0.36)	(0.30)	—
From net realized gains	(0.05)		—	—	(0.06)	—

Total distributions	(0.10)		(0.35)	(0.36)	(0.36)	—

Net asset value, end of period	$10.37		$11.21	$9.55	$8.48	$11.00

Total Return(c)	(6.59	)%**	21.05%	17.07%	(19.90)%	10.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,095		$12,849	$10,460	$8,616	$10,610
Net expenses to average daily net assets(d)	0.05	%*	0.05%	0.05%	0.05%	0.05	%*
Net investment income (loss) to average daily net assets(a)	0.89	%*	3.16%	3.94%	3.04%	(0.05	)%*
Portfolio turnover rate	2	%**	6%	3%	7%	2	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.09%	0.07%	0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28/29,			Period from May 1, 2014 through February 28, 2015(a)		Year Ended April 30, 2014
			2018	2017	2016
Net asset value, beginning of period	$10.64		$9.00	$7.68	$10.51	$12.10		$10.97

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.06		0.30	0.28	0.29	0.45		0.33
Net realized and unrealized gain (loss)	(0.90)		1.65	1.33	(2.37)	(1.00)		1.19

Total from investment operations	(0.84)		1.95	1.61	(2.08)	(0.55)		1.52

Less distributions to shareholders:
From net investment income	(0.06)		(0.31)	(0.29)	(0.29)	(0.44)		(0.34)
From net realized gains	—		—	—	(0.46)	(0.60)		(0.05)

Total distributions	(0.06)		(0.31)	(0.29)	(0.75)	(1.04)		(0.39)

Net asset value, end of period	$9.74		$10.64	$9.00	$7.68	$10.51		$12.10

Total Return(c)	(7.89	)%**	21.81%	21.25%	(20.53)%	(4.45	)%**	14.04%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$273,231		$319,989	$224,870	$212,327	$256,975		$307,375
Net expenses to average daily net assets(d)	0.05	%*	0.05%	0.05%	0.05%	0.05	%*	0.05%
Net investment income (loss) to average daily net assets(b)	1.18	%*	2.95%	3.23%	3.05%	4.85	%*	2.92%
Portfolio turnover rate	1	%**	9%	3%	4%	8	%**	6%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.00	%*	0.00%	0.00%	0.00%	0.00	%*	0.00%

(a)	On September 18, 2014, the Trustees approved a change in the fiscal year end of the Fund from April 30 to February 28/29 which resulted in a ten month period.
(b)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(e)	Fees and expenses reimbursed and/or waived by GMO to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

QUALITY SERIES FUND

	Class PS Shares				Class R6 Shares
	Six Months Ended August 31, 2018 (Unaudited)		Period from January 4, 2018 (commencement of operations) through February 28, 2018		Period from May 23, 2018 (commencement of operations) through August 31, 2018 (Unaudited)
Net asset value, beginning of period	$10.04		$10.00		$10.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02		(0.00	)(b)	0.03
Net realized and unrealized gain (loss)	0.96		0.04		0.92

Total from investment operations	0.98		0.04		0.95

Less distributions to shareholders:
From net investment income	(0.02)		—		(0.03)

Total distributions	(0.02)		—		(0.03)

Net asset value, end of period	$11.00		$10.04		$11.00

Total Return(c)	9.81	%**	0.40	%**	9.39	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,601		$1,735		$20,625
Net expenses to average daily net assets(d)	0.12	%*	0.20	%*	0.05	%*
Net investment income (loss) to average daily net assets(a)	0.40	%*	(0.19	)%*	1.08	%*
Portfolio turnover rate	0	%**	—	%**	0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.77	%*	0.22	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES SERIES FUND

	Class PS Shares
	Six Months Ended August 31, 2018 (Unaudited)		Period from February 1, 2018 (commencement of operations) through February 28, 2018
Net asset value, beginning of period	$9.69		$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.46)		(0.31	)(c)

Total from investment operations	(0.24)		(0.31)

Less distributions to shareholders:
From net investment income	(0.11)		—

Total distributions	(0.11)		—

Net asset value, end of period	$9.34		$9.69

Total Return(d)	(2.55	)%**	(3.10	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,550		$10,501
Net expenses to average daily net assets(e)	0.12	%*	0.20	%*
Net investment income (loss) to average daily net assets(a)	4.48	%*	(0.19	)%*
Portfolio turnover rate	—	%**	—	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the Institutional Fund in which the Fund invests.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.

GMO Series Trust

Notes to Financial Statements

August 31, 2018 (Unaudited)

1.	Organization

Each of Benchmark-Free Allocation Series Fund, Emerging Markets Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund, International Developed Equity Allocation Series Fund, International Equity Allocation Series Fund, Quality Series Fund and Resources Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust of the Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

On September 18, 2014, the Trustees approved a change in the fiscal year end of the Funds from April 30 to February 28/29. Accordingly, the Funds’ financial statements and related notes include information for the ten month period ended February 28, 2015 and the one year period ended April 30 of prior years, if applicable.

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust and is managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund, except GMO Emerging Markets Fund, GMO Quality Fund and GMO Resources Fund, is a fund of funds that invests primarily in shares of other GMO Funds (“underlying funds”). Information about the Institutional Funds for their period ended August 31, 2018 is contained in the Institutional Funds’ financial statements of the same date. Additional selected information about the Institutional Funds and underlying funds as of the date of this report can be found in Note 11, “Institutional Fund information.” The Funds’ financial statements should be read in conjunction with the financial statements of the Institutional Funds and underlying funds. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about each Fund’s benchmark (if any), investment objective and the portion of the corresponding Institutional Fund owned by the Fund as of August 31, 2018:

Fund Name	Benchmark	Investment Objective	Percent of Institutional Fund Owned
Benchmark-Free Allocation Series Fund	Not Applicable	Positive total return not “relative” return	3.5%
Emerging Markets Series Fund	S&P/IFCI Composite Index	Total return in excess of benchmark	0.4%
Global Asset Allocation Series Fund	GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark	8.5%
Global Equity Allocation Series Fund	MSCI ACWI	Total return greater than benchmark	0.3%
International Developed Equity Allocation Series Fund	MSCI EAFE Index	Total return greater than benchmark	1.9%
International Equity Allocation Series Fund	MSCI ACWI ex USA	Total return greater than benchmark	26.4%
Quality Series Fund	Not Applicable	Total return	0.4%
Resources Series Fund	Not Applicable	Total return	14.2%

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value. See Note 11 for details on Institutional Fund valuation policies.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At August 31, 2018, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of August 31, 2018. For the summary of valuation inputs of the Institutional Funds and underlying fund, if any, please refer to their most recent financial statements and/or for the net aggregate indirect exposure to these valuation methodologies as of the date of this report, see Note 11. The Institutional Funds and underlying funds have a February 28/29 fiscal year end.

For all Funds for the period ended August 31, 2018, there were no significant transfers between Level 1 and Level 2.

Cash

Cash, if any, in the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Certain Institutional Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that an Institutional Fund reasonably determines are collectible and free from significant contingencies are reflected in an Institutional Fund’s net asset value. In certain circumstances, an Institutional Fund’s receipt of such refunds may cause the Institutional Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Foreign taxes paid by the Institutional Funds may be treated, to the extent permissible under the Code (and other applicable U.S. federal tax guidance) and if a Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2018, the Fund elected to defer to March 1, 2018 late-year ordinary losses and post-October capital losses. The Fund’s loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Benchmark-Free Allocation Series Fund	(26,664)	(504)
Emerging Markets Series Fund	(1,267)	—
Global Asset Allocation Series Fund	(14,396)	(659,915)
Global Equity Allocation Series Fund	(502)	—
International Developed Equity Allocation Series Fund	(1,081)	—
International Equity Allocation Series Fund	(26,277)	—
Quality Series Fund	—	—
Resources Series Fund	—	—

As of February 28, 2018, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards, post-October capital losses, late-year

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

ordinary losses and losses realized subsequent to February 28, 2018, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Long-Term ($)

Fund Name	No Expiration Date
Benchmark-Free Allocation Series Fund	(5,804,792)
Emerging Markets Series Fund	—
Global Asset Allocation Series Fund	(19,042,973)
Global Equity Allocation Series Fund	(1,165,199)
International Developed Equity Allocation Series Fund	—
International Equity Allocation Series Fund	(6,166,102)
Quality Series Fund	—
Resources Series Fund	—

As of August 31, 2018, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Benchmark-Free Allocation Series Fund	429,481,935	5,543,455	—	5,543,455	—
Emerging Markets Series Fund	15,730,795	—	(918,561)	(918,561)	—
Global Asset Allocation Series Fund	192,507,644	—	(6,697,120)	(6,697,120)	—
Global Equity Allocation Series Fund	5,732,709	—	(93,436)	(93,436)	—
International Developed Equity Allocation Series Fund	11,416,278	558,483	—	558,483	—
International Equity Allocation Series Fund	270,777,086	—	(1,422,060)	(1,422,060)	—
Quality Series Fund	30,807,443	1,257,255	—	1,257,255	—
Resources Series Fund	65,212,872	—	(1,873,232)	(1,873,232)	—

The Funds and Institutional Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds and Institutional Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ and Institutional Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds, Institutional Funds and their

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds and Institutional Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ and Institutional Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the Institutional Funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Investment income, common expenses, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Each Fund incurs fees and expenses indirectly as a shareholder in the Institutional Funds and underlying funds, if any. Because the underlying funds owned by the Institutional Funds have different expense and fee levels and the Institutional Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Notes 5 and 11).

State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent for all Funds. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as Emerging Markets Series Fund’s custodian and fund accounting agent. State Street serves as the Funds’ transfer agent. Any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Multi-Asset Class Series Funds		Equity Series Funds
	Benchmark-Free Allocation Series Fund	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	Emerging Markets Series Fund	International Developed Equity Allocation Series Fund	International Equity Allocation Series Fund	Quality Series Fund	Resources Series Fund
Commodities Risk	●	●						●
Counterparty Risk	●	●	●	●	●	●	●	●
Credit Risk	●	●	●		●	●
Currency Risk	●	●	●	●	●	●	●	●
Derivatives and Short Sales Risk	●	●	●	●	●	●	●	●
Focused Investment Risk	●	●	●	●	●	●	●	●
Fund of Funds Risk	●	●	●	●	●	●	●	●
Futures Contracts Risk	●	●
Illiquidity Risk	●	●	●	●	●	●	●	●
Large Shareholder Risk	●	●	●	●	●	●	●	●
Leveraging Risk	●	●	●	●	●	●	●	●
Management and Operational Risk	●	●	●	●	●	●	●	●
Market Disruption and Geopolitical Risk	●	●	●	●	●	●	●	●
Market Risk — Asset-Backed Securities	●	●
Market Risk — Equities	●	●	●	●	●	●	●	●
Market Risk — Fixed Income	●	●	●		●	●
Merger Arbitrage Risk	●							●
Non-Diversified Funds	●	●	●	●	●	●	●	●
Non-U.S. Investment Risk	●	●	●	●	●	●	●	●
Small Company Risk	●	●	●	●	●	●	●	●

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Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Because each Fund invests substantially all of its assets in an Institutional Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Institutional Fund (and, in turn, any underlying funds in which the Institutional Fund invests). Those risks include the risks summarized below. Some of the underlying funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by those underlying funds may affect performance of those underlying funds more than if they were diversified. In addition to the risks to which each Fund is exposed through investment in its corresponding Institutional Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of its corresponding Institutional Fund.

References in this section to investments made by a Fund include those made by its corresponding Institutional Fund and any underlying funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades).

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The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk”, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk

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than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments, and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities”, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest. Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the

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currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates, inflation rates or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to the Fund under an OTC derivatives contract, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, inaccurate valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. The SEC has proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are new and evolving (and some of the rules are not yet final), their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value

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of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are new and evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some GMO Funds, particularly GMO Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the

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option on its expiration date.) If a GMO Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a GMO Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a GMO Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated. A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers.

Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country or market (e.g., Russian oil), have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are

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vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because GMO Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. GMO Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because GMO Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because GMO Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Because each Fund invests substantially all of its assets in an Institutional Fund, which may invest in other GMO Funds, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies (underlying funds) the Funds are exposed to the risk that the Institutional Funds or the underlying funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the underlying funds are exposed.

Because absent reimbursement, a Fund bears the fees and expenses of its corresponding Institutional Fund (including purchase premiums and redemption fees, if any), and the Institutional Fund bears the fees and expenses of the underlying funds in which it invests, the Fund and its corresponding Institutional Fund will incur additional expenses when investing in underlying funds. In addition, total Fund expenses will increase if an Institutional Fund increases its fees or incurs additional expenses, or when an Institutional Fund makes a new or further investment in underlying funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Institutional Fund’s portfolio.

Because some underlying GMO Funds (e.g., many of the GMO Bond Funds) invest a substantial portion of their assets in other underlying GMO Funds (pursuant to an exemptive order obtained from the SEC), the GMO Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund and its corresponding Institutional Fund invest in shares of underlying GMO Funds, they are indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one underlying fund may be purchasing securities of an issuer whose securities are being sold by another underlying fund, resulting in a Fund that holds each underlying fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

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Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and poorer performance than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in its Institutional Fund and underlying funds, if any, could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may have to sell other investments at disadvantageous times. A Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange, nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

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• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

Historically, the credit markets have experienced periods characterized by a significant lack of liquidity and they may experience similar periods in the future. A lack of liquidity could require a Fund to sell securities to satisfy collateral posting requirements and meet redemptions, which could, in turn, create downward price pressure on the securities being sold.

A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

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• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in many cases may be the business day prior to actual receipt of the transaction activity by the Fund) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices (such as GMO SGM Major Markets Fund and GMO Emerging Domestic Opportunities Fund) for which the time period between the NAV determination and corresponding liquidation of assets could be longer due to time zone differences and market schedules. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated to compensate for the decline.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and may cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements, or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on the data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

GMO relies on quantitative models in making investment decisions. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or

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avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that may have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers, and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying and selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program as well as the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”) and in March 2017, the United Kingdom commenced the formal process of withdrawing from the European

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Union. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk – Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of a asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The issuance of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

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When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities and may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for GMO Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in GMO Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the issuer’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of GMO Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, GMO Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

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Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “junk bonds”) may be particularly volatile.

Often below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as GMO U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio assets when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve’s conclusion of its quantitative easing program and recent increases in interest rates increase the likelihood that

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interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for fixed income investments and on the performance of the Funds, particularly the Fixed Income Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds invest substantially all of their assets in Institutional Funds that are not “diversified” investment companies within the meaning of the 1940 Act. This means the Institutional Funds are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment may have a greater impact on their performance.

The following Institutional Funds are not diversified investment companies within the meaning of the 1940 Act:

•	GMO Climate Change Fund
•	GMO Core Plus Bond Fund
•	GMO Emerging Country Debt Fund
•	GMO Emerging Markets Fund
•	GMO Quality Fund
•	GMO Resources Fund
•	GMO SGM Major Markets Fund

In addition, each GMO Asset Allocation Fund and each GMO Bond Fund (other than GMO U.S. Treasury Fund) invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Except as otherwise noted in the Fund summaries of the Institutional Funds’ Prospectus under “Principal investment strategies,” each of the GMO Asset Allocation Funds may invest without limitation in GMO Funds that are not diversified.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets include securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets often fluctuate more

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August 31, 2018 (Unaudited)

than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until GMO is confident that it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Series Trust Statement of Additional Information for additional information. For information on possible special Australian and Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information for more information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experience managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions. The Funds normally do not take temporary defensive positions.

The following paragraphs provide additional information about whether, and to what extent, the Institutional Funds and certain other GMO Funds take temporary defensive positions.

GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Implementation Fund and the GMO Bond Funds (other than GMO Emerging Country Debt Fund and GMO U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the GMO Bond Funds have previously taken temporary defensive positions.

To the extent a Fund or its Institutional Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents or high quality debt instruments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2018, the Funds held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Institutional Funds or underlying funds, if any, as well as the uses of derivative financial instruments by the Institutional Funds or underlying funds, if any, please refer to the Institutional Funds’ or underlying funds’ most recent financial statements.

5.	Fees and other transactions with affiliates

Expenses

Shareholders of the Funds do not pay any transaction-based expenses directly to the Fund, as shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. Certain Institutional Funds and underlying funds charge purchase premiums and/or redemption fees. These amounts are retained by the relevant Institutional Fund or underlying fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Institutional Fund or underlying fund as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. An Institutional Fund or underlying fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. To the extent that a Fund invests in an Institutional Fund that charges purchase premiums and/or redemption fees, the Fund will pay those costs when it buys and sells shares of the Institutional Fund.

The costs of managing, administering, and operating the Fund are spread among each class of shares. These costs cover such things as a Fund’s allocable share of the expenses of its corresponding Institutional Fund and administration and certain other fees and expenses (e.g., state registration fees) of the Fund. See the “Indirect expenses” table in Note 11 for more information.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Management Fees

The Funds do not charge a management fee directly, but each Fund indirectly bears the management fees of its corresponding Institutional Fund and/or underlying funds in which the Institutional Fund invests.

Administration Fees

Each Fund pays GMO an administration fee at a maximum annual rate of 0.20% of that Fund’s average daily net asset value; provided that if a Fund invests substantially all of its assets in Class III shares of an Institutional Fund, such fee in respect of Class R4, Class R5 and Class R6 shares shall be reduced to an annual rate of 0.05%; and provided further that if a Fund invests substantially all of its assets in a class of shares of an Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. In addition, GMO has contractually agreed to reduce the administration fee paid by that Fund in respect of its Class PS shares to the annual rate of 0.10%. The fee reduction in respect to Class PS shares will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. The administrative services provided by GMO in return for the administration fee may include, without limitation, the following: (i) with respect to Class PS shares, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account; and (ii) with respect to all classes of shares, processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports, and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audits of the Funds; establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third-party accounting agents, custodians, depositories, transfer agents (but not sub-transfer agents, recordkeepers and related administrative service providers described in (i) above), pricing agents, independent accountants and auditors, attorneys, printers, insurers, and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations; providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other shareholders of record, such services to include, without limitation, professional and informative reporting, recordholder account information, access to analysis and explanation of Fund reports, and assistance in the correction and maintenance of recordholder account information, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Fund being supplied by other service providers as the Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Trust and paying all salaries, fees, and expenses of such officers and Trustees who are affiliated with GMO. GMO may retain third parties to provide some or all of the administrative services and has retained State Street Bank to assist it in providing administrative support services. With respect to the services provided to Class PS shares described in (i) above, third party intermediaries are selected by the adviser to, or sponsor of, retirement plan or other omnibus account investors, and GMO’s responsibilities are limited to negotiating the contract and facilitating payment of the agreed upon fee.

As noted, the services provided by GMO to Class PS shares include sub-transfer agency, recordkeeping and related administrative services. These services are not primarily intended to result in the sale of Fund shares, but are intended to provide ongoing services to shareholders investing through third-party platforms. The payments to GMO by Class PS shares are, however, made pursuant to a service plan (the “Service Plan”) that has been adopted pursuant to the provisions of Rule 12b-l under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution by a Fund of its Class PS shares.

Sub-transfer Agent/Recordkeeping Payments

Sub-transfer agent/recordkeeping payments are made by Class R4 and Class R5 shares of the Funds to unaffiliated third parties (e.g., financial intermediaries) for providing sub-transfer agency, recordkeeping, and other administrative

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

services to retirement plan participants and other investors who hold shares of the Funds through an omnibus account. The amount paid for sub-transfer agent/recordkeeping services will vary depending on the share class selected for investment by the retirement plan sponsor or other financial intermediary. Class R4 shares pay for sub-transfer agent/recordkeeping services at a maximum annual rate of 0.25% of Class R4’s average daily net assets. Class R4 is offered but has no shareholders as of August 31, 2018. Class R5 shares pay for sub-transfer agent/recordkeeping services at an annual rate of 0.10% of Class R5’s average daily net assets. Class R5 is offered but has no shareholders as of August 31, 2018. Class R6 shares do not make payments to third parties for sub-transfer agent/recordkeeping services. Sub-transfer agent/recordkeeping payments by Class R4 and Class R5 shares are made pursuant to a distribution and service plan under Rule 12b-1.

Because fees paid under the 12b-1 Plan are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

The services provided by GMO to Class PS shares include sub-transfer agency, recordkeeping and related administrative services. These services are not primarily intended to result in the sale of Fund shares, but are intended to provide ongoing services to shareholders investing through third-party platforms. The payments to GMO are, however, made pursuant to the Service Plan, which has been adopted pursuant to the provisions of Rule 12b-l under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution by a Fund of its Class PS shares.

Because fees paid under the Service Plan are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of a shareholder’s investment and may cost shareholders more than other types of sales charges.

Expense Reimbursement

GMO has contractually agreed to reimburse each Fund for state registration fees to the extent that they are borne by the Fund. The Funds’ contractual expense limitations will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Funds’ Board of Trustees.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2018 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Benchmark-Free Allocation Series Fund	—	108,865,430	—	3,577,505
Emerging Markets Series Fund	—	574,296	—	690,654
Global Asset Allocation Series Fund	—	14,007,083	—	2,835,348
Global Equity Allocation Series Fund	—	192,929	—	399,075
International Developed Equity Allocation Series Fund	—	471,202	—	295,494
International Equity Allocation Series Fund	—	1,758,002	—	24,079,449
Quality Series Fund	—	29,382,909	—	11,748
Resources Series Fund	—	54,878,447	—	—

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2018

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Series Trust officers
Benchmark-Free Allocation Series Fund	3	53.67%	0.27%
Emerging Markets Series Fund	1	100.00%	—
Global Asset Allocation Series Fund	1	78.42%	—
Global Equity Allocation Series Fund	1	100.00%	—
International Developed Equity Allocation Series Fund	1	100.00%	—
International Equity Allocation Series Fund	2	95.61%	—
Quality Series Fund	2	91.85%	—
Resources Series Fund	2	95.18%	—

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Series Fund
Class PS:*
Shares sold	8,228,308	$86,439,172	430,509	$4,633,364
Shares issued to shareholders in reinvestment of distributions	3,822	39,975	—	—
Shares repurchased	(111,783)	(1,160,277)	—	—

Net increase (decrease)	8,120,347	$85,318,870	430,509	$4,633,364

Class R6:
Shares sold	4,996,632	$52,617,845	5,862,946	$61,737,290
Shares issued to shareholders in reinvestment of distributions	21,914	229,439	691,915	7,295,401
Shares repurchased	(2,999,761)	(31,729,124)	(4,869,679)	(51,031,439)

Net increase (decrease)	2,018,785	$21,118,160	1,685,182	$18,001,252

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Emerging Markets Series Fund
Class R6:
Shares sold	96,350	$980,826	381,150	$4,051,753
Shares issued to shareholders in reinvestment of distributions	3,953	38,619	148,319	1,533,829
Shares repurchased	(105,764)	(1,077,161)	(310,598)	(3,360,244)

Net increase (decrease)	(5,461)	$(57,716)	218,871	$2,225,338

Global Asset Allocation Series Fund
Class PS**:
Shares sold	1,444,297	$13,707,077
Shares issued to shareholders in reinvestment of distributions	4,079	38,832
Shares repurchased	(11,912)	(113,829)

Net increase (decrease)	1,436,464	$13,632,080

Class R6:
Shares sold	574,710	$5,550,162	3,659,298	$35,869,735
Shares issued to shareholders in reinvestment of distributions	47,865	455,670	483,332	4,672,847
Shares repurchased	(919,498)	(8,857,306)	(5,866,589)	(56,637,849)

Net increase (decrease)	(296,923)	$(2,851,474)	(1,723,959)	$(16,095,267)

Global Equity Allocation Series Fund
Class R6:
Shares sold	24,974	$280,262	139,817	$1,459,191
Shares issued to shareholders in reinvestment of distributions	1,182	12,912	15,737	174,825
Shares repurchased	(46,613)	(515,241)	(1,151,864)	(11,862,513)

Net increase (decrease)	(20,457)	$(222,067)	(996,310)	$(10,228,497)

International Developed Equity Allocation Series Fund
Class R6:
Shares sold	95,265	$1,036,125	146,566	$1,554,001
Shares issued to shareholders in reinvestment of distributions	11,291	117,310	34,829	387,086
Shares repurchased	(86,564)	(936,942)	(131,252)	(1,424,966)

Net increase (decrease)	19,992	$216,493	50,143	$516,121

International Equity Allocation Series Fund
Class R6:
Shares sold	488,273	$4,920,317	7,544,841	$79,785,282
Shares issued to shareholders in reinvestment of distributions	171,492	1,677,192	726,690	7,561,268
Shares repurchased	(2,694,313)	(28,231,182)	(3,184,206)	(32,594,662)

Net increase (decrease)	(2,034,548)	$(21,633,673)	5,087,325	$54,751,888

Quality Series Fund
Class PS:***
Shares sold	884,370	$9,313,751	172,872	$1,723,500
Shares issued to shareholders in reinvestment of distributions	979	10,242	—	—
Shares repurchased	(3,859)	(41,393)	—	—

Net increase (decrease)	881,490	$9,282,600	172,872	$1,723,500

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018

	Shares	Amount	Shares	Amount
Quality Series Fund — (Continued)
Class R6:****
Shares sold	1,878,486	$19,361,105
Shares issued to shareholders in reinvestment of distributions	3,443	35,984
Shares repurchased	(6,342)	(67,111)

Net increase (decrease)	1,875,587	$19,329,978

Resources Series Fund
Class PS:*****
Shares sold	6,009,872	$57,750,715	1,088,522	$10,434,161
Shares issued to shareholders in reinvestment of distributions	10,863	103,194	—	—
Shares repurchased	(193,560)	(1,820,092)	(4,710)	(45,006)

Net increase (decrease)	5,827,175	$56,033,817	1,083,812	$10,389,155

*	The period under the heading “Year Ended February 28, 2018” represents the period from January 30, 2018 (commencement of operations of Class PS) through February 28, 2018.
**	The period under the heading “Six Months Ended August 31, 2018” represents the period from May 22, 2018 (commencement of operations of Class PS) through August 31, 2018.
***	The period under the heading “Year Ended February 28, 2018” represents the period from January 4, 2018 (commencement of operations) through February 28, 2018
****	The period under the heading “Six Months Ended August 31, 2018” represents the period from May 23, 2018 (commencement of operations of Class R6) through August 31, 2018.
*****	The period under the heading “Year Ended February 28, 2018” represents the period from February 1, 2018 (commencement of operations) through February 28, 2018.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended August 31, 2018 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Fund, Class III	$339,281,905	$108,865,430	$3,577,505	$434,909	$—	$(20,186)	$(9,524,254)	$435,025,390

Emerging Markets Series Fund
GMO Emerging Markets Fund, Class III	$16,821,476	$574,296	$690,654	$24,224	$—	$(3,822)	$(1,889,062)	$14,812,234

Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$178,252,561	$14,007,083	$2,835,348	$565,449	$—	$(199,377)	$(3,414,395)	$185,810,524

Global Equity Allocation Series Fund
GMO Global Equity Allocation Fund, Class III	$6,033,700	$192,929	$399,075	$14,180	$—	$32,836	$(221,117)	$5,639,273

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Developed Equity Allocation Series Fund
GMO International Developed Equity Allocation Fund, Class III	$12,708,265	$471,202	$295,494	$59,070	$—	$24,789	$(934,001)	$11,974,761

International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$316,812,874	$1,758,002	$24,079,449	$1,758,002	$—	$1,722,460	$(26,858,861)	$269,355,026

Quality Series Fund
GMO Quality Fund, Class III	$1,448,386	$29,382,909	$11,748	$48,435	$640,543	$(222)	$1,245,373	$32,064,698

Resources Series Fund
GMO Resources Fund, Class III	$10,447,626	$54,878,447	$—	$620,426	$—	$—	$(1,986,433)	$63,339,640

*

The table above includes estimated sources of all distributions paid by the Institutional Funds during the period March 1, 2018 through August 31, 2018. The actual tax characterization of distributions paid by the Institutional Funds will be determined at the fiscal year ending February 28, 2019.

11.	Institutional Fund information

Valuation

Shares of the Institutional Funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Institutional Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. OTC derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Institutional Trustees”) or persons acting at their direction pursuant to procedures approved by the Institutional Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about the Institutional Funds’ and underlying funds’ investments in securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Institutional Trustees. The Institutional Funds and/or the underlying funds classify such securities as Level 3. Levels are defined in Note 2. For the period ended August 31, 2018, the Institutional Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

on inputs from an independent pricing service approved by the Institutional Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of net assets of the Institutional Funds’ and underlying funds’ investments in securities and derivatives that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2018. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2. Levels are defined in Note 2.

Typically, the Institutional Funds and underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Institutional Funds and underlying funds. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when an Institutional Fund or underlying fund calculates its net asset value, the Institutional Fund or underlying fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether an Institutional Fund or underlying fund has a long position or a short position.

As discussed above, the Institutional Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Institutional Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Institutional Funds’ or underlying funds’ exposure. The net aggregate indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2018 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Institutional Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available	Level 3 securities and derivatives
Benchmark-Free Allocation Series Fund	< 1%	37%	2%	1%
Emerging Markets Series Fund	< 1%	86%	—	< 1%
Global Asset Allocation Series Fund	< 1%	39%	< 1%	< 1%
Global Equity Allocation Series Fund	< 1%	61%	—	< 1%
International Developed Equity Allocation Series Fund	< 1%	93%	—	< 1%
International Equity Allocation Series Fund	< 1%	91%	—	< 1%
Quality Series Fund	—	16%	—	—
Resources Series Fund	0%§	76%	—	0%§

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2018.

GMO Series Trust

Notes to Financial Statements — (Continued)

August 31, 2018 (Unaudited)

Indirect expenses

The Funds incur fees and expenses indirectly as a shareholder in the Institutional Funds and through their indirect exposure to the underlying funds, if any. For the period ended August 31, 2018, these indirect fees and expenses expressed as a percentage of the Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense		Total Indirect Expenses
Benchmark-Free Allocation Series Fund	0.652%	0.148%	0.104%	†	0.904%
Emerging Markets Series Fund	0.722%	0.149%	0.000%		0.871%
Global Asset Allocation Series Fund	0.418%	0.067%	<0.001%		0.485%
Global Equity Allocation Series Fund	0.486%	0.068%	0.000%		0.554%
International Developed Equity Allocation Series Fund	0.521%	0.085%	0.000%		0.606%
International Equity Allocation Series Fund	0.567%	0.077%	0.000%		0.644%
Quality Series Fund	0.327%	0.147%	0.000%		0.474%
Resources Series Fund	0.583%	0.146%	0.000%		0.729%

†	Includes indirect dividend expense.

Other information

For the period ended August 31, 2018, the portfolio turnover of the Institutional Funds was as follows:

Institutional Fund Name	Portfolio Turnover
Benchmark-Free Allocation Fund	8%
Emerging Markets Fund	69%
Global Asset Allocation Fund	11%
Global Equity Allocation Fund	4%
International Developed Equity Allocation Fund	1%
International Equity Allocation Fund	1%
Quality Fund	11%
Resources Fund	48%

As of August 31, 2018, the premium on cash purchases and fee on cash redemptions for the Institutional Funds were as follows:

	Benchmark- Free Allocation Fund	Emerging Markets Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Quality Fund	Resources Fund
Purchase Premium	—	0.80%	—	—	—	—	—	0.30%
Redemption Fee	—	0.80%	—	—	—	—	—	0.30%

GMO Series Trust

Board Review of Investment Management Agreements

August 31, 2018 (Unaudited)

GMO Benchmark-Free Allocation Series Fund

Approval of renewal of management agreement for GMO Benchmark Free Allocation Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the Consumer Price Index (CPI).

The Trustees considered the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the Institutional Fund.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Emerging Markets Series Fund

Approval of renewal of management agreement for GMO Emerging Markets Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Emerging Markets Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. In addition, the Trustees noted that, prior to August 29, 2017, the Fund invested substantially all of its assets in GMO Emerging Countries Fund (the “Prior Institutional Fund”), another series of GMO Trust managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund and the Prior Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund, the Prior Institutional Fund (for periods prior to August 29, 2017), and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the Institutional Fund. The Trustees noted that the Manager had contractually agreed to reduce its management fee paid by the Institutional Fund from an annual rate of 0.75% to an annual rate of 0.65% of the Institutional Fund’s average daily net asset value through at least June 30, 2019, and that this reduction may not be terminated prior to that date without the action or consent of the GMO Trust Board of Trustees.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Global Asset Allocation Series Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Global Asset Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests . The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Global Equity Allocation Series Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Global Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests.

The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO International Developed Equity Allocation Series Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO International Developed Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests. The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO International Equity Allocation Series Fund

Approval of renewal of management agreement for GMO International Equity Allocation Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO International Equity Allocation Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that neither the Fund nor the Institutional Fund pays a management fee to the Manager under the Fund’s or the Institutional Fund’s management agreements, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the underlying series of GMO Trust in which the Institutional Fund invests. The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Quality Series Fund

Approval of renewal of management agreement for GMO Quality Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Quality Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund, and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the Institutional Fund. The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

GMO Resources Series Fund

Approval of renewal of management agreement for GMO Resources Series Fund (the “Fund”). In determining to approve the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and GMO Series Trust (the “Trust”), on behalf of the Fund, for an additional twelve-month period commencing June 30, 2018, the Trustees, all but one of whom is not an “interested person” of the Trust, considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund, as well as information relating to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

The Trustees met independently and with representatives of the Manager throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, independent legal counsel (“Independent Counsel”) to the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), on behalf of the Independent Trustees, requested certain information in connection with the review of the service arrangements between the Trust and the Manager. At meetings held on June 12, 2018 and June 14, 2018, the Independent Trustees met privately with Independent Counsel to discuss matters relevant to the renewal of the Fund’s management agreement. Also on June 14, 2018, the Trustees met with representatives of the Manager to further discuss these matters, and also met privately.

The Trustees noted that the Fund operates as a “feeder” fund that invests substantially all of its assets in GMO Resources Fund (the “Institutional Fund”), a series of GMO Trust, and that the Institutional Fund is also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about the Institutional Fund as well.

The Trustees considered the Fund’s investment performance, as well as the performance of the Institutional Fund and other funds managed by the investment team that manages the Fund and a comparison of the performance of the Fund relative to the performance of its benchmark.

The Trustees considered the fact that the Fund does not pay a management fee to the Manager under the Fund’s management agreement, but that the Fund indirectly bears the management fees and shareholder service fees payable to the Manager by the Institutional Fund. The Trustees also considered the fact that each class of shares of the Fund other than Class PS shares pays the Manager an administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.05% after giving effect to applicable contractual expense reductions)1 and that pursuant to this arrangement the Manager had agreed to provide or procure administrative support services to the Fund and to shareholders of record of the Fund. The Trustees considered that Class PS shares of the Fund pay the Manager an

[1]

Pursuant to the terms of an Administration Agreement with the Fund, the Fund pays the Manager an administration fee equal to 0.20% per annum of the Fund’s average daily net asset value, provided that if the Fund invests substantially all of its assets in Class III shares of its Institutional Fund, such fee in respect of the Fund’s Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if the Fund invests substantially all of its assets in a class of shares of its Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. To date, the Fund has invested substantially all of its assets in Class III shares of its Institutional Fund.

GMO Series Trust

Board Review of Investment Management Agreements — (Continued)

August 31, 2018 (Unaudited)

administration fee at an annual rate of 0.20% of the class’s average daily net asset value (reduced to 0.10% after giving effect to applicable contractual expense reductions)2 for, in addition to the administrative support services provided to the other classes, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account. The Trustees recognized that the Manager had undertaken to reimburse the Fund for state registration fees to the extent that they are borne by the Fund.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability with respect to the Trust and GMO Trust, and its profitability with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk management departments) and the resources the Manager employed in managing the Fund and the Institutional Fund. In addition, the Trustees considered the depth of the Manager’s reputation, its relationship with Fund and Institutional Fund investors, and other matters relating to its business and organization and the nature and quality of the services it provided to the Fund and the Institutional Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent, and quality of services to be provided supported the renewal of that agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he or she thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2018.

[2]

The Manager has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Series Trust

Fund Expenses

August 31, 2018 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2018.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2018 through August 31, 2018.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Benchmark-Free Allocation Series Fund
Class PS	$1,000.00	$974.50	$5.03	$1,000.00	$1,020.11	$5.14	1.01%
Class R6	$1,000.00	$975.40	$4.73	$1,000.00	$1,020.42	$4.84	0.95%
Emerging Markets Series Fund
Class R6	$1,000.00	$889.30	$4.38	$1,000.00	$1,020.57	$4.69	0.92%
Global Asset Allocation Series Fund
Class PS(a)	$1,000.00	$988.40	$1.62	$1,000.00	$1,022.23	$3.01	0.59%
Class R6	$1,000.00	$982.10	$2.70	$1,000.00	$1,022.48	$2.75	0.54%
Global Equity Allocation Series Fund
Class R6	$1,000.00	$972.30	$2.98	$1,000.00	$1,022.18	$3.06	0.60%
International Developed Equity Allocation Series Fund
Class R6	$1,000.00	$934.10	$3.22	$1,000.00	$1,021.88	$3.36	0.66%
International Equity Allocation Series Fund
Class R6	$1,000.00	$921.10	$3.34	$1,000.00	$1,021.73	$3.52	0.69%

GMO Series Trust

Fund Expenses — (Continued)

August 31, 2018 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Quality Series Fund
Class PS	$1,000.00	$1,098.10	$3.12	$1,000.00	$1,022.23	$3.01	0.59%
Class R6(b)	$1,000.00	$1,093.90	$1.49	$1,000.00	$1,022.58	$2.65	0.52%
Resources Series Fund
Class PS	$1,000.00	$974.50	$4.23	$1,000.00	$1,020.92	$4.33	0.85%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2018, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(a)

For the period May 22, 2018 (commencement of operations) through August 31, 2018, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2018, multiplied by the average account value over the period, multiplied by 101 days in the period, divided by 365 days in the year.

(b)

For the period May 23, 2018 (commencement of operations) through August 31, 2018, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2018, multiplied by the average account value over the period, multiplied by 100 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: October 31, 2018

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: October 31, 2018